NVIT Emerging Markets Fund (formerly, Gartmore NVIT Emerging Markets Fund)
Summary Prospectus October 15, 2010

Class Y  /  Class I  /  Class II  /  Class III  /  Class VI
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. This Summary Prospectus is intended for use in connection with variable insurance contracts, and is not intended for use by other investors. The Fund’s Prospectus and Statement of Additional Information, both dated October 15, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.nationwide.com/mutualfundsnvit, email a request to web_help@nationwide.com or call 800-848-0920, or ask any variable insurance contract provider who offers shares of the Fund as an underlying investment option in its products.

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class Y	Class I	Class II	Class III	Class VI
	Shares	Shares	Shares	Shares	Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None

Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	N/A	N/A	N/A	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	N/A	0.25%

Other Expenses[1]	0.16%	0.31%	0.31%	0.31%	0.31%

Total Annual Fund Operating Expenses	1.11%	1.26%	1.51%	1.26%	1.51%

1	“Other Expenses” have been restated to reflect the terms for the allocation of fund expenses under the new Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”).

NSP-EM 10/10

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$113	$353	$612	$1,352

Class I shares	128	400	692	1,523

Class II shares	154	477	824	1,802

Class III shares	128	400	692	1,523

Class VI shares	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies. The subadviser looks for emerging markets that it believes offer the potential for strong economic growth, and emphasizes companies that it believes have the potential to deliver unexpected earnings. The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, or the subadviser determines that the security is no longer consistent with its view of the economic or investment cycle. The Fund may engage in active and frequent trading of securities. The Fund may invest in currency futures and foreign currency forward contracts, which are derivatives, when the subadviser believes that the U.S. dollar value of portfolio securities denominated in a foreign currency is under or overvalued as compared with the subadviser’s valuation of the Fund’s portfolio, or in connection with the Fund’s planned purchases or sales of securities denominated in a foreign currency. The use of such derivatives may increase when there are large movements of foreign currencies against the U.S. dollar or when the Fund more frequently purchases or sells foreign securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small- and mid-cap risks – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve more risk.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

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Annual Total Returns – Class I Shares
(Years Ended December 31,)

Best Quarter:  29.81% – 2nd qtr. of 2009
Worst Quarter:  −30.93% – 4th qtr. of 2008

The inception dates for Class II, Class III and Class VI shares are March 4, 2002, May 2, 2002 and April 28, 2004, respectively. The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II and Class VI shares has been adjusted to reflect those share classes’ higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect its lower expenses than those of Class I shares.

Average Annual Total Returns
(For Periods Ended December 31, 2009)

			Since Inception
	1 Year	5 Years	(August 30, 2000)
Class Y shares	63.31%	12.74%	8.79%

Class I shares	63.31%	12.74%	8.79%

Class II shares	63.09%	12.44%	8.51%

Class III shares	63.48%	12.71%	8.78%

Class VI shares	63.09%	12.58%	8.60%

MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	78.51%	15.51%	12.11% (Since August 31, 2000)

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Baring International Investment Limited (“Barings”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
James Syme	Portfolio Manager, Barings	Since October 2006

Paul Wimborne	Portfolio Manager, Barings	Since October 2006

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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